Consolidated Statement of Changes in Stockholders' Equity - EUR (€)	Corporate Capital [Member]	Additional Paid-in Capital [Member]	Common Stock [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	€ 37,056	€ 36,604,728		€ (21,490,475)	€ 15,151,309
Beginning balance, shares at Dec. 31, 2020
Capital increase from exercise of options on Quota B	715				715
Share-based compensation		497,104			497,104
Quota B repurchased	(172)				(172)
Corporate capital adjustment from Srl to Spa	(37,599)		€ 37,599
Corporate capital adjustment from Srl to Spa, shares			11,279,700
Capital increase related to SpA		(12,401)	€ 12,401
Capital increase related to SpA, shares			3,720,300
Conversion adjustment from Srl to SpA		(37,089,431)	€ 37,089,431
Net loss				(4,047,902)	(4,047,902)
Ending balance, value at Jun. 30, 2021			€ 37,139,431	(25,538,377)	11,601,054
Ending balance, shares at Jun. 30, 2021			15,000,000
Beginning balance, value at Dec. 31, 2021			€ 65,880,990	(27,019,807)	38,861,183
Beginning balance, shares at Dec. 31, 2021			18,216,858
Share-based compensation			€ 240,043		240,043
Net loss				(2,112,321)	(2,112,321)
Ending balance, value at Jun. 30, 2022			€ 66,121,033	€ (29,132,128)	€ 36,988,905
Ending balance, shares at Jun. 30, 2022			18,216,858